FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,031,865	$ 1,479,038
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank borrowings	6.21%	1.45%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 3,300	$ 9,400
Net investments exposed to volatility in exchange rate, amount	725,700
Reasonably possible change in risk variable, impact on equity	$ (7,200)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Argentine peso (ARS) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (200)	(3,200)
Mexican peso (MXN) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 2,600	12,500
Colombian peso (COP) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 900	500
Brazilian real (BRL) | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (400)	(500)
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	736,832	1,304,073
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	12,100	17,300
Borrowings	$ 737,000	$ 1,304,000
Borrowings, percentage of total borrowings	71.40%	88.20%
Floating Rate | Argentine peso (ARS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 5	$ 0
Floating Rate | Mexican peso (MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	13,339	16,310
Floating Rate | Colombian peso (COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 38,934	$ 35,220